Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue
Note 8. Revenues
The Company charges certain customers shipping and handling fees. These fees are recorded within revenue when incurred after transfer of control of the products to customers. Revenues related to shipping and handling fees were $395 thousand and $784 thousand for the three and six months ended June 30, 2022 and $163 thousand and $220 thousand for the three and six months ended June 30, 2021, respectively. When shipping and handling services are performed before transfer of control to customers, they are accounted for as a fulfillment cost and are included in cost of revenues when incurred.
The Company will contract with third parties to produce certain components of a customer order. Costs paid in advance of production are recorded in current assets as prepaid production costs until control of the product is transferred to the customer. Under such outsourced manufacturing arrangements, the Company is the primary obligor to its customer.
Contract assets are recorded when the Company has a right to consideration in exchange for goods or services that it has transferred to a customer but for which payment is conditional on more than just the passage of time. Contract liabilities consist of fees paid by the Company’s customers for which the associated performance obligations have not been satisfied and revenue has not been recognized based on the Company’s revenue recognition criteria. The Company did not have any contract assets or liabilities as of June 30, 2022 or December 31, 2021, respectively. During the three and six months ended June 30, 2021, the amount of revenue recognized that was included in deferred revenue as of December 31, 2020 was not significant.

Disaggregation of Revenues
The Company’s primary sources of revenue are from one revenue stream, product sales of manufactured parts. The Company is also presenting a disaggregation of revenue by geographical region (based on the external customer’s location) for the three and six months ended June 30, 2022 and 2021:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2022	2021	2022	2021
Revenues
Americas	$6,786	$4,669	$12,825	$8,170
Europe	383	67	553	138
Asia Pacific	106	131	159	355

Total	$7,275	$4,867	$13,537	$8,663

NOTE 3 - REVENUES
The Company charges certain customers shipping and handling fees. These fees are recorded within revenue when incurred after transfer of control of the products to customers. Revenues related to shipping and handling fees were $0.8 million and $0.4 million for the years ended December 31, 2021 and 2020, respectively. When shipping and handling services are performed before transfer of control to customers, they are accounted for as a fulfillment cost and are included in cost of revenues when incurred.
The Company will contract with third parties to produce certain components of a customer order. Costs paid in advance of production are recorded in current assets as prepaid production costs until control of the product is transferred to the customer. Under such outsourced manufacturing arrangements, the Company is the primary obligor to its customer.
Contract assets are recorded when the Company has a right to consideration in exchange for goods or services that it has transferred to a customer but for which payment is conditional on more than just the passage of time. Contract liabilities consist of fees paid by the Company’s customers for which the associated performance obligations have not been satisfied and revenue has not been recognized based on the Company’s revenue recognition criteria. The Company did not have any contract assets as of December 31, 2021 or 2020, respectively. Deferred revenue (contract liabilities) is recognized when a customer pays consideration before the Company transfers goods or provide services and was $5 thousand as of December 31, 2020. There were no contract liabilities as of December 31, 2021. During the year ended December 31, 2021, the amount of revenue recognized that was included in deferred revenue as of December 31, 2020 was not significant.
Disaggregation of Revenues
The Company’s primary sources of revenue are from one revenue stream, product sales of manufactured parts. The Company is also presenting a disaggregation of revenue by geographical region (based on the external customer’s location) for the years ended December 31, 2021 and 2020:

	Years Ended December 31,
	2021	2020
Revenues
Americas	$18,947,044	$12,946,158
Europe	499,294	476,087
Asia Pacific	565,726	544,006

Total	$20,012,064	$13,966,251